Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of Restated Consolidated Statements of Comprehensive Income (Loss)) (Details) - USD ($)
$ in Millions
	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Insurance premiums					$ 5,841	$ 5,359	$ 5,122
Fee income					5,366	5,766	6,120
Net investment income					5,274	5,839	5,264
Realized gain (loss)					418	859	(526)
Amortization of deferred gain (loss) on business sold through reinsurance					37	32	33
Other revenues					621	657	553
Total revenues	$ 4,203	$ 4,265	$ 4,414	$ 4,675	17,557	18,512	16,566
Expenses
Benefits					8,203	8,027	8,050
Interest credited					2,860	2,912	2,899
Market risk benefit (gain) loss					296	(1,554)
Policyholder liability remeasurement (gain) loss					2,445	(119)
Commissions and other expenses					4,927	5,011	4,889
Interest and debt expense					137	114	125
Spark program expense					167	87	68
Impairment of intangibles					634
Total expenses	3,740	7,045	4,662	4,222	19,669	14,478	16,031
Income (loss) before taxes					(2,112)	4,034	535
Federal income tax expense (benefit)					(437)	737	(56)
Net income (loss)	$ 398	$ (2,292)	$ (171)	$ 390	(1,675)	3,297	591
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(17,639)	(3,233)	3,177
Market risk benefit non-performance risk gain (loss)					(211)	(923)
Policyholder liability remeasurement gain (loss)					1,891	560
Funded status of employee benefit plans					(4)	3	8
Total other comprehensive income (loss), net of tax					(15,963)	(3,593)	3,185
Comprehensive income (loss)					(17,638)	(296)	$ 3,776
As Previously Reported [Member]
Revenues
Insurance premiums					5,841	5,359
Fee income					5,783	6,612
Net investment income					5,270	5,844
Realized gain (loss)					201	89
Amortization of deferred gain (loss) on business sold through reinsurance					69	40
Other revenues					621	657
Total revenues					17,785	18,601
Expenses
Benefits					10,801	8,039
Interest credited					2,849	2,893
Commissions and other expenses					4,799	5,546
Interest and debt expense					137	114
Spark program expense					167	87
Impairment of intangibles					634
Total expenses					19,387	16,679
Income (loss) before taxes					(1,602)	1,922
Federal income tax expense (benefit)					(329)	293
Net income (loss)					(1,273)	1,629
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(13,613)	(2,480)
Funded status of employee benefit plans					(4)	3
Total other comprehensive income (loss), net of tax					(13,617)	(2,477)
Comprehensive income (loss)					(14,890)	(848)
Restatement Impacts [Member]
Revenues
Fee income						18
Net investment income					4	(5)
Realized gain (loss)					13	622
Amortization of deferred gain (loss) on business sold through reinsurance					(32)	(8)
Total revenues					(15)	627
Expenses
Interest credited						18
Commissions and other expenses						2
Total expenses						20
Income (loss) before taxes					(15)	607
Federal income tax expense (benefit)					(3)	127
Net income (loss)					(12)	480
Other comprehensive income (loss), net of tax:
Comprehensive income (loss)					(12)	480
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Revenues
Insurance premiums					5,841	5,359
Fee income					5,783	6,630
Net investment income					5,274	5,839
Realized gain (loss)					214	711
Amortization of deferred gain (loss) on business sold through reinsurance					37	32
Other revenues					621	657
Total revenues					17,770	19,228
Expenses
Benefits					10,801	8,039
Interest credited					2,849	2,911
Commissions and other expenses					4,799	5,548
Interest and debt expense					137	114
Spark program expense					167	87
Impairment of intangibles					634
Total expenses					19,387	16,699
Income (loss) before taxes					(1,617)	2,529
Federal income tax expense (benefit)					(332)	420
Net income (loss)					(1,285)	2,109
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(13,613)	(2,480)
Funded status of employee benefit plans					(4)	3
Total other comprehensive income (loss), net of tax					(13,617)	(2,477)
Comprehensive income (loss)					(14,902)	(368)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Revenues
Fee income					(417)	(864)
Realized gain (loss)					204	148
Total revenues					(213)	(716)
Expenses
Benefits					(2,598)	(12)
Interest credited					11	1
Market risk benefit (gain) loss					296	(1,554)
Policyholder liability remeasurement (gain) loss					2,445	(119)
Commissions and other expenses					128	(537)
Total expenses					282	(2,221)
Income (loss) before taxes					(495)	1,505
Federal income tax expense (benefit)					(105)	317
Net income (loss)					(390)	1,188
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(4,026)	(753)
Market risk benefit non-performance risk gain (loss)					(211)	(923)
Policyholder liability remeasurement gain (loss)					1,891	560
Total other comprehensive income (loss), net of tax					(2,346)	(1,116)
Comprehensive income (loss)					$ (2,736)	$ 72